Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued payroll	$ 2,027	$ 3,386
Accrued vacation	2,797	2,717
Accrued bonus	6,502	5,828
Other accrued expenses	10,951	6,235
Total accrued liabilities	$ 22,277	$ 18,166